INSURANCE - Insurance contract assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LRC
INSURANCE
Opening insurance contract assets	$ 2,221
Cash flows
Net balance as at 31 December	170,526	$ 2,221
Insurance contract assets
INSURANCE
Opening insurance contract assets	2,584,996	2,387,312
Insurance revenue	40,788,242	40,431,615
Insurance service expenses
Incurred claims and other directly attributable expenses	(15,659,834)	(10,918,591)
Insurance acquisition cashflows	(4,318,506)	(1,588,241)
Insurance service expenses	(19,978,340)	(12,506,832)
Insurance service result	20,809,902	27,924,783
IAS29 + finance income from reinsurance contracts held	(7,768,688)	(12,801,480)
Total amounts recognised in comprehensive income	13,041,214	15,123,303
Cash flows
Premiums received	(29,575,774)	(28,842,709)
Claims and other directly attributable expenses paid	14,591,219	12,021,543
Insurance acquisition cashflows	2,290,950	1,895,547
Total cash flows	(12,693,605)	(14,925,619)
Net balance as at 31 December	2,932,605	2,584,996
Insurance contract assets | LRC
INSURANCE
Opening insurance contract assets	3,752,300	4,551,088
Insurance revenue	40,788,242	40,431,615
Insurance service expenses
Insurance acquisition cashflows	(4,318,506)	(1,588,241)
Insurance service expenses	(4,318,506)	(1,588,241)
Insurance service result	36,469,736	38,843,374
IAS29 + finance income from reinsurance contracts held	(8,084,261)	(12,695,000)
Total amounts recognised in comprehensive income	28,385,475	26,148,374
Cash flows
Premiums received	(29,575,774)	(28,842,709)
Insurance acquisition cashflows	2,290,950	1,895,547
Total cash flows	(27,284,824)	(26,947,162)
Net balance as at 31 December	4,852,951	3,752,300
Insurance contract assets | Liability for incurred claim | Present value of future cash flow
INSURANCE
Opening insurance contract assets	(1,117,877)	(2,066,782)
Insurance service expenses
Incurred claims and other directly attributable expenses		(10,966,158)
Insurance service expenses		(10,966,158)
Insurance service result		(10,966,158)
IAS29 + finance income from reinsurance contracts held		(106,480)
Total amounts recognised in comprehensive income		(11,072,638)
Cash flows
Claims and other directly attributable expenses paid		12,021,543
Total cash flows		12,021,543
Net balance as at 31 December	(1,829,162)	(1,117,877)
Insurance contract assets | Liability for incurred claim | Risk adjustment for non-financial risk
INSURANCE
Opening insurance contract assets	(49,427)	(96,994)
Insurance service expenses
Incurred claims and other directly attributable expenses		47,567
Insurance service expenses		47,567
Insurance service result		47,567
Total amounts recognised in comprehensive income		47,567
Cash flows
Net balance as at 31 December	(91,184)	(49,427)
Insurance contract assets | Liability for insurance acquisition | Present value of future cash flow
INSURANCE
Opening insurance contract assets	(1,117,877)
Insurance service expenses
Incurred claims and other directly attributable expenses	(15,591,348)
Insurance service expenses	(15,591,348)
Insurance service result	(15,591,348)
IAS29 + finance income from reinsurance contracts held	288,844
Total amounts recognised in comprehensive income	(15,302,504)
Cash flows
Claims and other directly attributable expenses paid	14,591,219
Total cash flows	14,591,219
Net balance as at 31 December	(1,829,162)	(1,117,877)
Insurance contract assets | Liability for insurance acquisition | Risk adjustment for non-financial risk
INSURANCE
Opening insurance contract assets	(49,427)
Insurance service expenses
Incurred claims and other directly attributable expenses	(68,486)
Insurance service expenses	(68,486)
Insurance service result	(68,486)
IAS29 + finance income from reinsurance contracts held	26,729
Total amounts recognised in comprehensive income	(41,757)
Cash flows
Net balance as at 31 December	$ (91,184)	$ (49,427)